Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-37852
Entity Registrant Name	PROTAGONIST THERAPEUTICS, INC.
Entity Central Index Key	0001377121
Entity Tax Identification Number	98-0505495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7707 Gateway Blvd.
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560-1160
City Area Code	510
Local Phone Number	474-0170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	PTGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false